Cover	Aug. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2026
Entity File Number	000-51074
Entity Registrant Name	BIOFORCE NANOSCIENCES HOLDINGS, INC.
Entity Central Index Key	0001310488
Entity Tax Identification Number	74-3078125
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2020 General Booth Blvd
Entity Address, Address Line Two	Unit 230
Entity Address, City or Town	Virginia Beach
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23454
City Area Code	757
Local Phone Number	306-6090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false